Summary of Significant Accounting Policies - Computation of Basic and Diluted Net Loss Per Share Attributable to Common Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2026
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)	$ 152,510	$ (304,463)	$ (13,398)	$ (165,351)
Less: Net income allocated to preferred stockholders	(26,920)			0
Net income (loss) attributable to common stockholders - basic	$ 125,590			$ (165,351)
Basic weighted-average shares outstanding	124,036,555			54,509,742
Diluted weighted-average shares outstanding	124,044,456			54,509,742
Net Income (Loss) Per Share, Basic	$ 1.01			$ (3.03)
Net Income (Loss) Per Share, Diluted	$ 1.01			$ (3.03)
Common Class A [Member]
Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)	$ 152,510			$ (165,351)
Less: Net income allocated to preferred stockholders	(26,920)			0
Net income (loss) attributable to common stockholders - basic	125,590			(165,351)
Net income (loss) attributable to common stockholders - diluted	$ 125,590			$ (165,351)
Basic weighted-average shares outstanding	124,036,555			54,509,742
Dilutive effect of service based restricted stock units	7,901			0
Diluted weighted-average shares outstanding	124,044,456			54,509,742
Net Income (Loss) Per Share, Basic	$ 1.01			$ (3.03)
Net Income (Loss) Per Share, Diluted	$ 1.01			$ (3.03)